UPDATING SUMMARY PROSPECTUS

DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

Issued By

DELAWARE LIFE INSURANCE COMPANY

May 1, 2023

The Delaware Life Accelerator Prime® Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company offers the Contract to individuals and entities.

This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call 1-800-374-3714. You can find the current prospectus and other information about the Contract online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling 1-800-477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.com.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms as used in this Initial Summary Prospectus have the indicated meanings:

ACCUMULATION PHASE: the period before the Income Phase while the Contract is in force.

ANNUAL WITHDRAWAL AMOUNT (“AWA”): Under the GLWB, the maximum amount that you may withdraw in a Contract Year without reducing the Withdrawal Benefit Base. The AWA can change from Contract Year to Contract Year, based on changes in the Withdrawal Benefit Base and the Lifetime Withdrawal Percentage.

BUSINESS DAY: Any day the New York Stock Exchange (NYSE) is open for trading and that is a day on which we process financial transactions and requests.

COMPANY (“we,” “us,” “our,” “Delaware Life”): Delaware Life Insurance Company.

CONTRACT VALUE: the sum of the Variable Accumulation Value and the Fixed Accumulation Value.

CONTRACT YEAR: a period of 365 days (366 days if a leap year) first measured from the Issue Date.

DESIGNATED INVESTMENT OPTIONS: a subset of the Subaccounts to which you are allowed to allocate Purchase Payments and Contract Value if you elect an optional benefit except for the Income Boostsm GLWB.

FIXED ACCOUNT: a part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts.

FIXED ACCUMULATION VALUE: for a Valuation Period, the sum of amounts in any Guarantee Period and in the Fixed Account for the Dollar Cost Averaging program, including interest earned thereon.

FUND: an open-end management investment company registered under the Investment Company Act of 1940 in which a Subaccount invests.

GLWB: Four optional living benefit riders, Delaware Life Income Boost SM (“Income Boost GLWB”), Delaware Life Income Control SM (“Income Control GLWB”), Flex Income Boost GLWB and Flex Income Control GLWB. GLWB generally is an abbreviation for “guaranteed living withdrawal benefit.”

GLWB COVERED PERSON (JOINT GLWB COVERED PERSON): Under a GLWB, the natural person whose age is used to determine the Lifetime Withdrawal Percentage for purposes of calculating the AWA on the Income Start Date and on any subsequent Step-Up Date. If joint-life coverage is elected, the GLWB Covered Person is the younger spouse as recognized under federal tax laws and the older spouse is the Joint GLWB Covered Person.

GMAB BASE: under the Guaranteed Minimum Accumulation Benefit, the amount used to calculate the benefit and its additional fee.

GMPB BASE: under a Guaranteed Market Protection Benefit, the amount used to calculate the benefit and its additional fee.

GOOD ORDER: a complete instruction received by the Company, including Company and legally required information.

GUARANTEE PERIOD: a Fixed Account investment option for which a guaranteed interest rate is credited for a specified period.

HAV VALUE: under the Highest Anniversary Value Death Benefit, the amount used to calculate the death benefit and its additional fee.

INCOME PHASE: the period during which annuity payments are made.

INCOME START DATE: Under the GLWB, the date we receive your election to activate your right to withdraw the AWA.

ISSUE DATE: the date we apply your initial Purchase Payment and issue your Contract.

LIFETIME WITHDRAWAL PERCENTAGE: A percentage, based on the GLWB Covered Person’s age on the Income Start Date and on any subsequent Step-Up Date, that is applied to the Withdrawal Benefit Base to determine the AWA. The current Lifetime Withdrawal Percentages will not change throughout the life of the Contract from the Lifetime Withdrawal Percentages disclosed in the Rate Sheet Supplement. The Lifetime Withdrawal Percentage is also known as the Lifetime Withdrawal Benefit.

MARKET VALUE ADJUSTMENT: Amounts withdrawn, transferred or surrendered from a multi-year Guarantee Period may be subject to an adjustment known as a Market Value Adjustment (MVA). The MVA may result in upward or downward adjustments to these amounts, subject to a floor for downward adjustments. Currently, we do not offer any multi-year Guarantee Periods. Single-year Guarantee Periods are not subject to MVAs.

MAXIMUM ANNUITY INCOME DATE: the first day of the month following the Contract Date Anniversary subsequent to the youngest Annuitant’s 100th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law.

OWNER: the person(s) or entity entitled to the ownership rights in the Contract.

PURCHASE PAYMENT: an amount paid to the Company as consideration for the Contract.

RMD AMOUNT: the required minimum distribution amount, if any, that must be distributed with respect to the Contract Value of a Qualified Contract for the current calendar year.

ROP VALUE: under the Return of Premium Death Benefit, the amount used to calculate the death benefit and its additional fee.

SERVICE ADDRESS: by mail, Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail, Delaware Life Insurance Company, 301 Pennsylvania Pkwy, Suite 100, Indianapolis, IN 46280; and by facsimile at (800) 883-9165; or such other address specified by written notice from us, to which all correspondence concerning your Contract should be sent.

STEP-UP: Under the GLWB, an increase that the Company applies to the Withdrawal Benefit Base.

STEP-UP DATE: Under the GLWB, the date when the Withdrawal Benefit Base is increased by a Step-Up.

SUBACCOUNT: one of the divisions of the Variable Account to which you may allocate Purchase Payments and Contract Value.

VALUATION PERIOD: the period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.

VARIABLE ACCOUNT: Delaware Life Variable Account F, which is a separate account of the Company consisting of Subaccounts.

VARIABLE ACCUMULATION VALUE: the sum of the values of the Variable Accumulation Units in the Subaccounts. A Variable Accumulation Unit is a unit of measure, for each Subaccount, used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.

WITHDRAWAL BENEFIT BASE: under a Guaranteed Lifetime Withdrawal Benefit, the amount used to calculate the benefit and its additional fee.

WITHDRAWAL CHARGE: the charge applied in the event that you make a partial withdrawal from, or full surrender of, your Contract during the period when the Withdrawal Charge applies.

UPDATED INFORMATION ABOUT THE CONTRACT

The information in this Updating Summary Prospectus is a summary of the Contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

Changes Affecting the Optional Benefit Riders and Fees

GLWB Lifetime Withdrawal Percentage (LW%)

For applications signed and received In Good Order between April 29, 2022 and August 14, 2022:

The Lifetime Withdrawal Percentage for the Income Boost GLWB and GLWB/GMPB Combo (with Income Boost GLWB)

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.50%	2.85%
60-64	3.75%	3.10%
65-69	5.00%	4.35%
70-74	5.00%	4.35%
75-79	5.25%	4.60%
80-84	5.50%	4.85%
85+	5.75%	5.10%

The Lifetime Withdrawal Percentage for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.10%
60-64	4.25%	3.60%
65-69	5.25%	4.60%
70-74	5.50%	4.85%
75-79	5.75%	5.10%
80-84	6.00%	5.35%
85+	6.25%	5.60%

For applications signed and received In Good Order between August 15, 2022 and March 19, 2023:

The Lifetime Withdrawal Percentage for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.50%	2.90%
60-64	4.00%	3.40%
65-69	5.00%	4.40%
70-74	5.10%	4.50%
75-79	5.25%	4.65%
80-84	5.50%	4.90%
85+	5.75%	5.15%

The Lifetime Withdrawal Percentage for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.20%
60-64	4.50%	3.95%
65-69	5.70%	5.15%
70-74	5.85%	5.30%
75-79	6.00%	5.45%
80-84	6.25%	5.70%
85+	6.25%	5.70%

For applications signed and received In Good Order between March 20, 2023 and April 30, 2023:

The Lifetime Withdrawal Percentage for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%

The Lifetime Withdrawal Percentage for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

GMAB Factors

For applications signed and received In Good Order between March 2, 2023 and March 19, 2023, the GMAB Factor for the initial Term is 105% for the Armor 10 GMAB and 95% for the Armor 7 GMAB. For applications signed and received In Good Order between March 20, 2023 and April 30, 2023, the GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.

Bonus Rate

For applications signed and received In Good Order between April 29, 2022 and August 14, 2022, the Bonus Rate for the Income Boost GLWB and Flex Income Boost GLWB was 6.25% and for the Income Control GLWB and Flex Income Control GLWB is 7.25%. For applications signed and received In Good Order between August 15, 2022 and April 30, 2023, the Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.25%.

HAV Fee

For applications signed and received In Good Order between April 29, 2022 and August 14, 2022, the annual HAV Fee Rate is 0.40% (0.10% quarterly). For applications signed and received In Good Order between August 15, 2022 and April 30, 2023, the annual HAV Fee Rate is 0.30% (0.075% quarterly).

ROP FEE

For applications signed and received In Good Order between April 29, 2022 and August 14, 2022, the annual ROP Fee Rate is 0.20% (0.05% quarterly). For applications signed and received In Good Order between August 15, 2022 and April 30, 2023, the annual ROP Fee Rate is 0.10% (0.025% quarterly).

Changes Affecting the Funds

Fund Name Changes

AB VPS Growth and Income Fund to AB Relative Value Fund

AB VPS Small/Mid Cap Value Portfolio to AB Discovery Value Portfolio

Liquidations

The JPMorgan Insurance Trust Global Allocation Portfolio and JPMorgan Insurance Trust Income Builder Portfolio were liquidated on April 25, 2023. These Funds are no longer available as investment options in the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in the Prospectus
Charges for Early Withdrawals	If you withdraw money from your Contract within seven years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8% (as a percentage of Purchase Payments withdrawn), declining to 0% over that time period. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.			Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges

Transaction Charges	In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.			Fee Table - Transaction Expenses Contract Charges

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.57%[2]	5.00%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%[3]	4.00%[4]

[1]  As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.

[2]  As a percentage of Fund net assets.

[3]  As a percentage of ROP Value for the Return of Premium death benefit rider.

[4]  As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $1,613.32	Highest Annual Cost: $6,3978.01

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Purchase Payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No sales charges

•  No additional Purchase Payments, transfers or withdrawals

RISKS		Location in the Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short- Term Investment

•  The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.

•  Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.

•  Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).

•  Each investment option (including any Fixed Account investment option) will have its own unique risks.

•  You should review the investment options before making an investment decision.

Insurance Company Risks

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (800) 477-6545, Option 2 or visiting https://www.delawarelife.com/our-company.

RESTRICTIONS
Investments

•  Certain investment options may not be available under your Contract.

•  You are allowed to make 12 transfers between investment options per Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.

•  Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value Adjustment, which may result in either a positive or negative adjustment. Negative adjustments are subject to a floor.

•  We reserve the right to remove or substitute Funds as investment options.

Variable Account Options: The Funds

The Fixed Account

Transfers Among the Subaccounts and the Fixed Account

Appendix A: Funds Available Under the Contract

Appendix B: List of Designated Investment Options and Other Investment Restrictions

RESTRICTIONS		Location in the Prospectus
Optional Benefits

•  There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.

•  Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.

•  Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.

Benefits Available Under the Contract Optional Living Benefits Designated Investment Options Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions
TAXES
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).

•   Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Tax Provisions
CONFLICTS OF INTEREST
Investment Professional Compensation	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A:

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio[2] Class B	AllianceBernstein, L.P.	0.97%	[1]	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%		-28.69%	11.26%	14.79%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.84%		-4.42%	7.82%	11.09%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%	[1]	-39.26%	6.51%	10.56%
Allocation - Moderate	American Funds Insurance Series® American Funds Global Balanced Fund Class 4	Capital Research and Management Company	1.00%	[1]	-14.73%	3.13%	5.12%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%		-13.66%	5.06%	7.87%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%	[1]	-24.92%	6.80%	9.92%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%		-30.11%	10.86%	13.38%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%		-16.70%	7.56%	11.28%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%		-21.02%	-1.29%	3.67%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%	[1]	-22.25%	2.07%	4.02%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.06%	[1]	-37.81%	7.41%	11.35%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	[1]	-4.10%	7.11%	9.85%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	[1]	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class III	BlackRock Advisors, LLC	1.05%	[1]	-38.25%	7.24%	11.89%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock International Limited, BlackRock (Singapore) Limited	0.79%	[1]	-14.28%	-0.17%	0.95%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.58%	[1]	-15.04%	4.52%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%		-12.64%	9.38%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%		-8.23%	9.29%	11.25%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.08%		-25.51%	4.95%	8.95%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	0.99%	[1]	-16.87%	5.24%	7.84%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%		-2.06%	7.84%	11.83%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%	[1]	-10.68%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.20%		-12.20%	4.06%	6.75%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%	[1]	-19.38%	N/A	N/A

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%	[1]	-16.19%	2.46%	5.44%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.95%		-14.33%	3.31%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%	[1]	-10.68%	9.92%	11.74%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	[1]	-10.11%	5.37%	8.98%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.78%	[1]	-19.90%	7.25%	11.19%
Allocation - Cautious	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Conservative Balanced Fund Series II	Invesco Advisers, Inc.	0.92%	[1]	-17.02%	3.04%	4.99%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%	[1]	-14.68%	-0.04%	1.87%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.11%		-31.13%	8.36%	11.55%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.92%		-1.93%	5.97%	9.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.57%		-12.06%	8.51%	11.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II	Invesco Advisers, Inc.	1.05%	[1]	-20.31%	6.89%	10.49%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.86%		-16.62%	6.42%	8.16%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%		-16.15%	9.35%	13.10%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	[1]	-37.12%	10.28%	15.34%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.91%	[1]	-5.77%	4.49%	8.25%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio[2] Service Shares	Lazard Asset Management LLC	1.05%	[1]	-17.38%	0.52%	4.55%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.89%		-12.80%	1.01%	3.65%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%		-5.06%	0.92%	N/A
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	[1]	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	[1]	-17.48%	9.26%	12.33%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.25%	[1]	-19.32%	8.16%	9.82%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	[1]	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	[1]	-7.44%	1.83%	3.54%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	[1]	-31.80%	9.30%	12.77%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	-16.69%	8.18%	11.15%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	[1]	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	[1]	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	[1]	-29.99%	7.53%	9.71%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-11.23%	7.92%	11.56%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-35.85%	8.00%	13.76%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	[1]	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	[1]	-9.84%	4.91%	7.07%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio[3] Service Class	Massachusetts Financial Services Company	0.45%	[1]	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%	[1]	-6.14%	7.08%	10.77%
Fixed Income - US	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.90%	[1]	-14.58%	0.03%	1.76%
Equity - Global Large Cap	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.20%	[1]	-17.57%	7.64%	9.79%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.13%	[1]	-8.32%	3.94%	6.24%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.00%	[1]	-17.07%	1.80%	3.97%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	[1]	-60.16%	3.99%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	[1]	8.66%	6.94%	-1.66%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%		-10.24%	0.22%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.77%		-14.39%	-0.28%	0.82%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%		-15.99%	5.82%	7.86%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	[1]	-16.03%	3.14%	6.53%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%		-4.67%	11.38%	13.07%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.86%		-13.81%	-0.51%	1.16%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.00%		-17.28%	9.35%	12.34%
Equity - US Mid Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.07%	[1]	-34.03%	5.71%	9.53%
Equity - US Large Cap Growth	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%		-22.91%	10.48%	13.48%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T Rowe Price Associates, Inc.	1.00%	[1]	-38.66%	4.89%	11.40%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T Rowe Price Associates, Inc.	0.99%	[1]	-3.59%	6.77%	9.41%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T Rowe Price Associates, Inc.	1.19%	[1]	-12.69%	10.56%	15.35%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Investment Management Limited	1.47%	[1]	-22.00%	-1.77%	0.91%
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Aggressive Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.79%		-16.14%	4.56%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Balanced ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-11.41%	2.69%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS® Conservative ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.83%		-9.12%	2.25%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-14.95%	4.08%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Moderate Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-13.07%	3.64%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%		-17.28%	-0.80%	N/A

[1]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
[2]	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
[3]

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B:

LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS

If you own any of the optional living benefit riders listed below, your Contract is subject to investment restrictions that limit the investment options that are available to you:

•	Income Boost GLWB

•	Income Control GLWB

•	Armor Seven / Armor Ten GMAB

•	Armor Flex 7 Armor Flex 10 GMPB

•	Combination Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

•	Combination Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.

Investment Restrictions – Income Boost GLWB

If you own the Income Boost GLWB, you may allocate your Purchase Payments and Contract Value to any Fund under the Contract (i.e., you are not limited to the Designated Investment Options). However, you may not invest in the Fixed Account other than through the DCA Program.

Investment Restrictions – Income Control GLWB, Armor Seven / Armor Ten GMAB, Armor Flex 7 /Armor Flex 10 GMPB, Combination Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB, and Combination Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

If you own any of these optional living benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. Currently, the Designated Investment Options include the following Funds:

Cautious Allocation

Franklin Income VIP Fund

Invesco V.I. Conservative Balanced Fund

MFS® VIT II Global Tactical Allocation Portfolio

MFS® VIT III Conservative Allocation Portfolio

TOPS® Conservative ETF Portfolio

Moderate Allocation

AB Variable Products Series AB Balanced Wealth Strategy Portfolio

American Funds Insurance Series® Asset Allocation Fund

American Funds Insurance Series® Global Balanced Fund

BlackRock Global Allocation V.I. Fund

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Invesco V.I. Equity and Income Fund

MFS® VIT III Moderate Allocation Portfolio

MFS® Total Return Series Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation

BlackRock 60/40 Target Allocation ETF VI Fund

Columbia Variable Portfolio - Balanced Fund

Franklin Allocation VIP Fund

Janus Henderson VIT Balanced Portfolio

QS Variable Conservative Growth

TOPS® Balanced ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

The prospectus and statement of additional information (SAI), each dated May 1, 2023, include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost, including any historical rates and fees, at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208.

Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No.: C000221210